Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NAA Allocation Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.83%	24.58%	11.01%	(17.44%)	27.44%	5.07%	30.46%	(7.44%)	23.45%	12.05%
NAA Large Cap Value Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	13.91%	13.05%	8.83%	(1.40%)	27.11%	2.57%	21.42%	(9.97%)	15.28%	21.11%
NAA Large Core Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	16.04%	25.53%	26.71%	(21.21%)	28.26%	17.70%	29.62%	(6.85%)	21.94%	12.96%
NAA Mid Growth Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	1.86%	17.21%	26.38%	(27.53%)	13.53%	31.66%	32.42%	(7.28%)	24.14%	8.17%
NAA Opportunity Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	2.00%	10.48%	8.80%	(8.65%)	14.38%	0.18%	(2.26%)	11.25%	7.48%	12.84%
NAA Risk Managed Real Estate Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	1.74%	4.61%	12.58%	(24.02%)	41.69%	1.40%	25.17%	4.25%	9.89%	9.27%
NAA SMid Cap Value Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	7.18%	8.64%	9.31%	(1.95%)	23.67%	3.56%	26.81%	(13.08%)	13.33%	26.83%
NAA World Equity Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	22.38%	11.43%	12.09%	(9.28%)	21.33%	6.14%	21.01%	(8.69%)	14.70%	9.75%